UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY
Investment Company Act file number 811-7123
Dreyfus Growth & Value Funds, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Mark N. Jacobs, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 922-6000

Date of fiscal year end:	08/31
Date of reporting period:	05/31/2005

FORM N-Q

Item 1. Schedule of Investments.

Dreyfus Midcap Value Fund
STATEMENT OF INVESTMENTS
May 31, 2005 (Unaudited)

Common Stocks--99.1%	Shares	Value ($)

Banking--2.0%
Advance America Cash Advance Centers	953,290	11,639,671
Colonial BancGroup	561,500	12,515,835
		24,155,506
Basic Industries--7.6%
Abitibi-Consolidated	1,337,900	6,020,550
Allegheny Technologies	287,000	6,101,620
Arch Coal	115,620 a	5,601,789
Bowater	183,500	5,761,900
Crompton	221,300	3,396,955
Great Lakes Chemical	133,500	4,525,650
Massey Energy	462,900	18,715,047
Owens-Illinois	197,400 b	5,075,154
Peabody Energy	132,900	6,344,646
Smurfit-Stone Container	672,600 a,b	7,311,162
Timken	370,400	8,704,400
United States Steel	94,100	3,742,357
Walter Industries	302,000 a	12,804,800
		94,106,030
Capital Goods--2.2%
General Dynamics	25,600	2,764,288
Navistar International	801,800 b	24,462,918
		27,227,206
Chemicals--.1%
Huntsman	59,780 a,b	1,150,765
Consumer Durables--3.1%
Centex	348,600	22,826,328
Pulte Homes	147,700	11,291,665
WCI Communities	117,300 a,b	3,507,270
		37,625,263
Consumer Non-Durables--1.6%
Colgate-Palmolive	10,800	539,676
Del Monte Foods	1,223,000 b	12,768,120
Jones Apparel Group	107,700	3,436,707
Polo Ralph Lauren	55,600	2,154,500
Reader's Digest Association	56,800	962,192
		19,861,195
Consumer Services--18.6%
ARAMARK, Cl. B	382,900	9,997,519
Applebee's International	84,500	2,304,315
AutoZone	87,000 b	7,875,240
Best Buy	270,600	14,728,758
Brinker International	195,300 b	7,347,186
Career Education	1,128,313 b	39,118,612
Citadel Broadcasting	806,640 b	9,574,817
Clear Channel Communications	532,240	15,557,375
Corinthian Colleges	679,250 b	10,501,205
Dollar Tree Stores	615,590 a,b	15,266,632

Federated Department Stores	53,100	3,581,595
IAC/InterActiveCorp	746,590 a,b	18,291,455
Kroger	541,800 b	9,085,986
Linens 'n Things	135,980 b	3,313,833
Marvel Enterprises	146,300 b	3,111,801
Omnicom Group	128,200	10,498,298
RadioShack	507,500	12,768,700
Ruby Tuesday	136,850	3,460,936
Safeway	773,390	17,022,314
TJX Cos.	148,900	3,414,277
Univision Communications, Cl. A	490,400 b	13,049,544
		229,870,398
Energy--7.9%
Chesapeake Energy	558,760	11,437,817
GlobalSantaFe	354,627	12,993,533
Grant Prideco	154,860 b	3,719,737
Kerr-McGee	21,301	1,573,292
Key Energy Services	935,500 b	10,337,275
Marathon Oil	201,300	9,761,037
Maverick Tube	90,050 b	2,720,411
Nabors Industries	227,540 b	12,539,729
Noble Energy	63,500	4,722,495
Patterson-UTI Energy	58,800	1,557,612
Tidewater	267,250	9,246,850
Transocean	193,500 b	9,638,235
Weatherford International	145,400 b	7,643,678
		97,891,701
Financial Services--12.4%
Acxiom	10	185
Ameritrade Holding	202,000 b	3,001,720
Archstone-Smith Trust	196,500	7,235,130
CIT Group	666,600	28,277,172
Comerica	53,100	2,967,228
Cousins Properties	236,200	6,693,908
Doral Financial	373,450	4,328,285
E*TRADE Financial	2,150,280 b	26,555,958
Equity Office Properties Trust	138,100	4,486,869
First Marblehead	14,530 b	648,765
Hudson City Bancorp	76,700	2,642,315
Janus Capital Group	1,661,100 a	25,514,496
Knight Capital Group CL.A	492,955 b	3,721,810
MBIA	297,300	16,627,989
Marsh & McLennan Cos.	229,200	6,655,968
PMI Group	34,890	1,318,842
PNC Financial Services Group	36,200	1,978,330
PartnerRe	51,700	3,415,819
SEI Investments	156,600	5,443,416
XL Capital, Cl. A	23,700	1,784,136
		153,298,341
Forest Products and Paper--.4%
Domtar	605,900 a	4,574,545
Health Care--14.5%
Barr Pharmaceuticals	76,300 b	3,877,566
Baxter International	42,150	1,555,335

Biogen Idec	353,300 b	13,814,030
Biovail	1,132,280 b	17,912,670
Boston Scientific	787,800 b	21,341,502
Cardinal Health	201,800	11,690,274
Cephalon	891,000 b	37,796,220
IVAX	1,593,825 b	31,318,661
King Pharmaceuticals	574,380 b	5,433,635
Omnicare	451,960	17,319,107
Universal Health Services, Cl. B	22,700	1,326,361
WebMD	1,684,230 a,b	15,882,289
		179,267,650
Miscelleaneous--.3%
Alpha Natural Resources	34,410 b	822,399
Diebold	50,900	2,548,054
		3,370,453
Technology--20.4%
Advanced Micro Devices	435,540 a,b	7,142,856
Agere Systems, Cl. A	493,520 b	6,711,872
Atmel	4,150,220 b	12,450,660
Axcelis Technologies	1,192,800 b	7,932,120
BearingPoint	2,621,970 a,b	17,173,904
Celestica	726,300 b	9,260,325
Ceridian	854,700 b	16,299,129
Compuware	1,967,400 b	13,476,690
Conexant Systems	2,857,000 b	4,085,510
Cypress Semiconductor	1,153,200 a,b	14,910,876
Fairchild Semiconductor, Cl. A	998,945 b	14,284,914
Flextronics International	819,280 b	10,470,398
Gateway	608,800 b	2,106,448
Intuit	67,700 b	2,925,994
JDS Uniphase	4,212,300 b	6,444,819
Lam Research	526,680 b	16,158,542
McDATA, Cl. A	514,800 a,b	1,961,388
McDATA, Cl. B	56,700 b	203,553
Micron Technology	1,469,600 a,b	16,136,208
PalmOne	139,500 a,b	3,964,590
Sanmina-SCI	3,776,440 b	19,373,137
Scientific-Atlanta	116,850	3,891,105
Solectron	430,570 b	1,571,580
Synopsys	128,240 b	2,317,297
3Com	1,435,569 b	5,254,183
Teradyne	643,390 b	8,370,504
Unisys	926,030 b	6,704,457
United Microelectronics, ADR	3,488,738 b	13,047,880
Vishay Intertechnology	493,900 b	6,371,310
		251,002,249
Telecommunications--.2%
Sprint (FON Group)	112,700 a	2,669,863
Tobacco--.3%
Reynolds American	44,100	3,656,331
Transportation--2.0%
Continental Airlines Cl. B	622,300 a,b	8,625,078
EGL	99,900 b	1,901,097
Norfolk Southern	74,500	2,378,040

Southwest Airlines	257,900	3,752,445
Swift Transportation	71,883 b	1,764,728
Union Pacific	71,900	4,814,424
Yellow Roadway	34,700 b	1,831,466
		25,067,278
Utilities--5.5%
CMS Energy	628,900 b	8,320,347
Calpine	5,269,970 a,b	15,704,511
Constellation Energy Group	101,700	5,435,865
Dominion Resources	150,900	10,609,779
EchoStar Communications, Cl. A	326,880	9,554,702
Entergy	151,100	10,853,513
Exelon	96,300	4,511,655
Nextel Communications, Cl. A	94,100 b	2,839,938
		67,830,310
Total Common Stocks
(cost $1,167,094,294)		1,222,625,084

	Principal
Short-Term Investments--.2%	Amount ($)	Value ($)
U.S. Treasury Bills:
2.70%, 6/23/2005	2,364,000	2,360,123
2.43%, 6/30/2005	266,000	265,425
Total Short-Term Investments
(cost $2,625,579)		2,625,548

Investment of Cash Collateral
for Securities Loaned--5.9%	Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Cash Advantage Fund
(cost $72,736,875)	72,736,875 c	72,736,875

Total Investments (cost $1,242,456,748)	105.2%	1,297,987,507

Liabilities, Less Cash and Receivables	(5.2%)	(64,666,086)

Net Assets	100.0%	1,233,321,421

ADR - American Depository Receipts.
a	All or a portion of these securities are on loan. At May 31, 2005, the total market value of the fund's securities on loan is $70,196,367 and the total market value of the collateral held by the fund is $ 72,736,875.
b	Non-income producing.
c Investment in affiliated money market mutual funds.
d Securities valuation policies and other investment related disclosures are hereby incorporated by reference the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

DREYFUS PREMIER FUTURE LEADERS FUND
Statement of Investments
May 31, 2005 (Unaudited)

Common Stocks--98.6%	Shares		Value ($)

Autos & Transports--5.6%
AMR	345,500	a,b	4,456,950
UTI Worldwide	51,500		3,798,125
Wabtec	183,500		3,798,450
			12,053,525

Consumer--16.0%
Aeropostale	100,000	a	2,725,000
Carmike Cinemas	88,500		2,894,835
Finish Line, Cl. A	195,000		3,884,400
Pacific Sunwear of California	152,000	a	3,192,000
Performance Food Group	145,000	a	3,923,700
Ralcorp Holdings	90,000		3,432,600
Shuffle Master	136,000	a,b	3,726,400
Spanish Broadcasting System, Cl. A	343,000	a	2,966,950
WMS Industries	133,000	a,b	4,225,410
Warnaco Group	161,000	a	3,435,740
			34,407,035

Energy--7.8%
Denbury Resources	103,000	a	3,293,940
Grey Wolf	514,500	a,b	3,380,265
Remington Oil & Gas	97,000	a	3,007,000
Todco, Cl.A	162,000	a	3,691,980
Veritas DGC	126,000	a	3,402,000
			16,775,185

Financial Services--19.2%
Amegy Bancorporation	175,000	b	3,116,750
Arch Capital Group	65,000	a	2,902,250
BankAtlantic Bancorp, Cl. A	185,000		3,281,900
First Niagara Financial Group	214,500		2,792,790
Global Payments	54,000		3,742,200
Max Re Capital	141,500		3,128,565
Nasdaq Stock Market	296,500	a,b	5,087,940
National Financial Partners	90,100		3,445,424
Nelnet, Cl. A	108,500	a	4,003,650
Texas Regional Bancshares, Cl. A	104,000		2,994,160
Universal American Financial	200,000	a	3,788,000
Westamerica Bancorporation	56,000		2,948,400
			41,232,029

Health Care--14.6%
Andrx	144,000	a,b	2,877,120
Apria Healthcare Group	121,500	a	3,827,250
Barrier Therapeutics	232,500	a,b	3,710,700
Beverly Enterprises	324,500	a,b	4,014,065
Bone Care International	109,000	a	3,568,660
Magellan Health Services	94,500	a	3,068,415
Serologicals	140,000	a,b	3,008,600
Syneron Medical	132,500	a,b	4,467,900
VistaCare, Cl. A	160,000	a	2,854,400
			31,397,110

Materials & Processing--8.4%
Agnico-Eagle Mines	286,500		3,395,025
Armor Holdings	85,000	a	3,208,750
Crown Holdings	181,000	a	2,695,090
Pan American Silver	215,000	a	3,072,350
Wausau Paper	165,000		2,062,500
York International	86,500		3,563,800
			17,997,515

Producer Durables--9.2%
AGCO	200,000	a	3,672,000
Albany International, Cl. A	100,000		3,127,000
Belden CDT	144,000	b	2,897,280
Bucyrus International, Cl. A	85,000		3,032,800
JLG Industries	175,000		4,460,750
Triumph Group	75,000	a	2,661,000
			19,850,830

Technology--12.6%
Anteon International	71,000	a	3,137,490
Hutchinson Technology	79,500	a	3,288,915
Hyperion Solutions	57,500	a	2,537,475
Integrated Circuit Systems	145,000	a	3,072,550
Integrated Device Technology	252,500	a	3,088,075
Maxtor	386,000	a	2,119,140
Microsemi	65,000	a	1,340,950
Sigmatel	68,500	a	1,550,840
Varian Semiconductor Equipment Associates	86,000	a	3,489,880
Wind River Systems	210,000	a	3,441,900
			27,067,215

Utilities--5.2%
Alpha Natural Resources	110,000	a	2,629,000
El Paso Electric	171,500	a	3,442,005
Westar Energy	104,000		2,399,280
Western Gas Resources	83,500		2,677,845
			11,148,130

Total Common Stocks
(cost $173,796,776)			211,928,574

	Principal
Short-Term Investments--1.5%	Amount ($)		Value ($)

U.S. Treasury Bills:
2.62%, 6/2/2005	12,000		11,999
2.48%, 6/16/2005	420,000		419,525
2.57%, 6/23/2005	401,000		400,342
2.57%, 6/30/2005	2,357,000		2,351,909

Total Short-Term Investments
(cost $3,184,056)			3,183,775

Investment of Cash Collateral
for Securities Loaned--9.3%	Shares		Value ($)

Registered Investment Company;
Dreyfus Institutional Cash Advantage Plus
(cost $20,139,502)	20,139,502	c	20,139,502

Total Investments (cost $197,120,334)	109.4%		235,251,851

Liabilities, Less Cash and Receivables	(9.4%)		(20,270,297)

Net Assets	100.0%		214,981,554

a	Non-income producing.
b	A portion of these securities are on loan. At May 31, 2005, the total market value of the fund's securities on loan is $19,480,021 and the total market value of the collateral held by the fund is $20,139,502.
c	Investment in affiliated money market mutual fund.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

See notes to financial statements.

Dreyfus Premier International Value Fund
Statement of Investments
May 31, 2005 (Unaudited)

Common Stocks--95.1%	Shares		Value ($)

Australia--1.7%
Amcor	1,254,418		6,428,895
National Australia Bank	326,773		7,768,392
			14,197,287

Belgium--1.1%
Fortis	323,623		8,790,512

Brazil--1.1%
Petroleo Brasileiro, ADR	91,800		4,332,960
Petroleo Brasileiro, ADR (Pfd Block)	8,515		356,778
Telecomunicacoes Brasileiras, ADR	155,567		4,559,669
			9,249,407

Denmark--.1%
Danske Bank	39,610		1,135,979

Finland--1.7%
M-real, Cl. B	1,020,900		5,500,891
Nokia	87,600		1,469,922
Nokia, ADR	128,934		2,173,827
UPM-Kymmene	249,953		4,824,552
			13,969,192

France--8.3%
BNP Paribas	135,340		9,098,966
Carrefour	197,370		9,785,024
Credit Agricole	295,740		7,665,674
France Telecom	283,420		8,113,395
Sanofi-Aventis	89,460		8,066,936
Schneider Electric	65,262		4,801,062
Total	33,950		7,496,869
Total, ADR	50,614		5,627,771
Valeo	180,590		7,557,945
			68,213,642

Germany--7.3%
Allianz	53,510		6,306,323
Deutsche Bank	109,613		8,519,565
Deutsche Lufthansa	339,677		4,287,353
Deutsche Post	348,394		8,177,579
Deutsche Postbank	96,619		4,586,834
E.ON	78,997		6,865,916
Heidelberger Druckmaschinen	118,500	a	3,641,552
Infineon Technologies	568,300	a	4,977,753
KarstadtQuelle	309,274		3,435,634
Medion	77,200		1,196,640
Volkswagen	185,589		8,166,705
			60,161,854
Hong Kong--1.3%

Bank of East Asia	1,976,339	5,804,842
China Mobile (Hong Kong)	1,310,400	4,783,711
Citic Pacific	193,900	542,101
		11,130,654

Ireland--1.4%
Bank of Ireland	789,495	12,062,760

Italy--3.9%
Banche Popolari Unite Scrl	92,091	1,865,892
Banco Popolare di Verona e Novara Scrl	27,700	502,419
Benetton Group	437,810	3,969,437
ENI	391,335	9,994,286
Finmeccanica	6,156,591	5,604,640
UniCredito Italiano	2,021,180	10,455,546
		32,392,220

Japan--25.6%
Aeon	480,000	7,415,587
Aiful	25	1,841
Alps Electric	244,100	3,705,883
Canon	146,600	7,972,899
Credit Saison	172,300	5,749,422
Dentsu	1,572	3,912,430
Fuji Heavy Industries	1,347,200	5,650,330
Fuji Photo Film	178,100	5,548,951
Funai Electric	50,300	5,281,071
JS Group	242,700	4,141,012
KDDI	1,650	7,574,319
Kao	331,800	7,692,096
Kuraray	473,500	4,211,896
Lawson	51,300	1,872,591
Mabuchi Motor	107,100	6,209,697
Matsumotokiyoshi	119,700	3,133,595
Minebea	1,183,000	4,830,797
Mitsubishi Tokyo Financial Group	604	5,038,669
Murata Manufacturing	96,200	4,912,642
Nippon Express	2,400,600	10,975,689
Nippon Telegraph and Telephone	1,259	5,152,749
ORIX	33,300	4,809,983
Rinnai	245,100	6,179,181
Rohm	80,500	7,553,948
Sekisui House	611,900	6,018,319
77 Bank	916,900	5,789,524
Shin-Etsu Chemical	213,500	7,911,416
Skylark	346,600	5,440,935
Sohgo Security Services	166,600	2,130,011
Sumitomo Bakelite	795,300	4,970,396
Sumitomo Chemical	1,069,900	5,029,718
Sumitomo Mitsui Financial Group	1,769	11,496,013
TDK	43,400	3,168,438
Takeda Pharmaceutical	146,300	7,053,040
Takefuji	114,980	7,143,524
Toyoda Gosei	288,100	5,059,045
Toyota Motor	164,700	5,860,183
Yamaha Motor	254,000	4,654,580

		211,252,420

Mexico--1.2%
Coca-Cola Femsa, ADR	200,100	4,762,380
Telefonos de Mexico, ADR	295,962	5,522,651
		10,285,031

Netherlands--6.0%
ABN AMRO Holding	246,311	5,714,802
Aegon	553,381	7,073,193
Heineken	260,111	8,242,905
Koninklijke Philips Electronics	287,760	7,331,389
Koninklijke Philips Electronics (New York Shares)	109,100	2,795,142
Royal Dutch Petroleum	148,210	8,624,112
VNU	52,810	1,434,584
Wolters Kluwer	455,961	7,998,765
		49,214,892

New Zealand--.2%
Carter Holt Harvey	1,301,930	1,641,106

Portugal--.7%
Energias de Portugal	2,156,250	5,469,025

Singapore--2.0%
DBS Group	1,206,970	10,068,708
United Overseas Bank	753,800	6,468,639
		16,537,347

South Africa--1.4%
Anglo American	332,229	7,923,508
Nedbank Group	334,948	3,718,374
		11,641,882
South Korea--1.2%
KT, ADR	226,800	4,746,924
Korea Electric Power, ADR	347,794	5,178,653
		9,925,577

Spain--2.7%
Banco Sabadell	129,981	3,405,926
Endesa	467,584	10,164,170
Repsol YPF	112,300	2,805,856
Repsol YPF, ADR	246,108	6,167,466
		22,543,418

Sweden--.9%
Electrolux, Cl. B	44,380	969,035
Svenska Cellulosa, Cl. B	183,710	6,245,281
		7,214,316

Switzerland--6.4%
Ciba Specialty Chemicals	153,656	9,134,474
Clariant	34,600	484,788
Lonza Group	49,231	3,003,525
Nestle	40,970	10,775,536
Novartis	250,610	12,229,527

Swiss Reinsurance	126,980		7,858,730
UBS	127,410		9,818,425
			53,305,005

Taiwan--.8%
United Microelectronics, ADR	1,696,359	a	6,344,383

United Kingdom--18.1%
BAA	556,300		6,294,982
BAE Systems	1,125,863		5,510,454
BOC Group	260,403		4,762,007
BP	1,042,800		10,444,766
BT Group	2,463,230		9,548,609
Barclays	654,940		6,208,718
Boots Group	727,650		8,015,696
Bunzl	298,421		2,918,487
Centrica	1,457,004		6,144,617
Diageo	644,672		9,263,749
GKN	1,560,650		7,149,113
GlaxoSmithKline	600,240		14,839,181
HSBC Holdings	384,530		6,067,308
Lloyds TSB Group	173,327		1,427,284
Marks & Spencer Group	483,400		2,965,695
Rexam	385,420		3,380,475
Rio Tinto	240,201		7,125,922
Royal Bank of Scotland Group	338,201		9,934,874
Sainsbury (J)	946,610		4,917,037
Unilever	938,220		9,149,988
Vodafone Group	5,465,251		13,784,442
			149,853,404

Total Common Stocks
(cost $714,683,366)			786,531,313

Other Investments--3.3%

Registered Investment Company;
Dreyfus Institutional Preferred Plus Money Market Fund
(cost $26,900,000)	26,900,000	b	26,900,000

Total Investments (cost $741,583,366)	98.4%		813,431,313

Cash and Receivables (Net)	1.6%		13,176,424

Net Assets	100.0%		826,607,737

ADR--American Depository Receipt.
GDR--Global Depository Receipt.

a Non-income producing.
b	Investment in affiliated money market mutual fund.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

See notes to financial statements.

DREYFUS PREMIER TECHNOLOGY GROWTH FUND
STATEMENT OF INVESTMENTS
May 31, 2005 (Unaudited)

Common Stocks-98.9%	Shares		Value($)

Biotechnology-5.3%
Amgen	675,000	a	42,241,500
Genentech	565,000	a	44,776,250
			87,017,750
Computer Communications-2.5%
Juniper Networks	1,600,000	a	41,024,000

Computer Software-23.4%
Adobe Systems	1,800,000		59,508,000
Check Point Software Technologies	1,620,000	a,b	36,790,200
Cognos	865,000	a	32,662,400
Mercury Interactive	750,000	a,b	33,840,000
Microsoft	1,880,000		48,504,000
Oracle	2,300,000	a	29,486,000
SAP, ADR	1,254,000	b	51,727,500
VeriSign	1,225,000	a	39,628,750
Yahoo!	1,530,000	a	56,916,000
			389,062,850

Consumer Services-2.5%
Apollo Group, Cl. A	535,000	a	41,997,500

Diversified Electronic Products-1.7%
Motorola	1,639,800		28,483,326

E.D.P. Peripherals-8.8%
Automatic Data Processing	940,000		41,172,000
BlueStream Ventures, LP	11,533,682	a,c	4,811,391
Cognizant Technology Solutions, Cl. A	1,010,000	a	48,480,000
EMC	3,075,000	a	43,234,500
Infosys Technologies, ADR	120,000		8,680,800
Ingenex	20,900	a,c	-
			146,378,691

Electronic Data Processing-8.6%
CheckFree	729,100	a,b	27,217,303
Dell	1,250,000	a	49,862,500
Network Appliance	2,285,000	a	65,716,600
			142,796,403

Electronic Production Equipment-.7%
Samsung Electronics	45,400	b	10,918,700

Electronics Distributors-2.8%
Microchip Technology	1,565,000	b	46,386,600

Industrial Specialties-3.7%
Corning	3,920,000	a	61,465,600

Internet-5.6%
Accenture, Cl. A	2,000,000	a	46,560,000
eBay	1,200,000	a	45,612,000
			92,172,000

Medical Specialties-2.7%
Zimmer Holdings	590,000	a	45,182,200

Office/Plant Automation-3.2%
Cisco Systems	2,775,000	a	53,779,500

Pharmaceuticals-2.6%
Teva Pharmaceutical Industries, ADR	1,300,000	b	43,381,000

Recreational Products/Toys-2.1%
Electronic Arts	670,000	a	35,201,800

Semiconductors-17.9%

Amdocs	1,900,000	a	51,775,000
Intel	1,624,800		43,755,864
Linear Technology	1,260,000		47,212,200
Marvell Technology Group	1,125,000	a,b	46,080,000
Taiwan Semiconductor Manufacturing	28,749,845		52,155,784
Taiwan Semiconductor Manufacturing, ADR	1,580,075		14,552,491
Xilinx	1,490,000		41,347,500
			296,878,839

Telecommunications Equipment-4.8%
Comverse Technology	1,815,000	a	42,706,950
QUALCOMM	985,000		36,701,100
			79,408,050
Total Common Stocks
(cost $1,387,289,030)			1,641,534,809

Preferred Stock - .1%

Telecommunications Equipment
AXSUN Technologies Ser. C, Conv.
(cost $5,000,000)	428,449	a,c	1,713,796

	Principal
Short-Term Investments-.3%	Amount($)		Value($)

U.S. Treasury Bills:
2.62%, 6/2/2005	94,000		93,993
2.56%, 6/16/2005	1,372,000		1,370,450
2.63%, 6/23/2005	2,194,000		2,190,402
2.56%, 6/30/2005	1,344,000		1,341,097

Total Short-Term Investments
(cost $4,996,227)			4,995,942

Investment of Cash Collateral	Principal
for Securities Loaned-1.1%	Amount ($)		Value($)

Registered Investment Company;
Dreyfus Institutional Cash Advantage Money Market Fund
(cost $18,378,153)	18,378,153	d	18,378,153

Total Investments (cost $1,415,663,410)	100.4%		1,666,622,700

Liabilities, Less Cash and Receivables	(0.4%)		(6,269,180)

Net Assets	100.0%		1,660,353,520

ADR- American Depository Receipts
a	Non-income producing.
b	All or a portion of these securities are on loan. At May 31, 2005, the total market value of the fund's securities on loan is $17,759,825 and the total market value of the collateral held by the portfolio is $18,378,153.
c	Securities restricted as to public resale. Investment in restricted securites with aggregate market value of $6,525,187 representing approximately .4% of net assets (see below).
d	Investment affiliated money market mutual fund.

	Acquisition	Purchase	Net
Issuer	Date	Price ($)	Assets (%)	Valuation ($)*

AXSUN Technologies Ser. C, Conv.	1/3/2001	11.67	.10	4 per share
BlueStream Ventures, LP	4/30/2004	0.29	.29	.42 per share
Ingenex	4/30/2004	0.00	.00	.00 per share
* The valuation of these securities have	been determined in good faith under the direction of the Board of Directors.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

See notes to financial statements.

DREYFUS SMALL COMPANY VALUE FUND
STATEMENT OF INVESTMENTS (Unaudited)
May 31, 2005

Common Stocks-100.0%	Shares		Value($)

Banking-2.2%
Advance America Cash Advance Centers	152,880		1,866,665
PHH	73,500	a	1,763,265
			3,629,930

Basic Industries-7.6%
Allegheny Technologies	43,150		917,369
Arch Coal	34,000	b	1,647,300
Crompton	30,900		474,315
GrafTech International	238,000	a	1,047,200
Great Lakes Chemical	44,500		1,508,550
Massey Energy	75,900	b	3,068,637
PolyOne	125,700	a	844,704
Timken	21,700		509,950
Walter Industries	56,900	b	2,412,560
			12,430,585

Broadcasting & Publishing-.7%
Salem Communications, Cl. A	58,700	a	1,066,579

Capital Goods-6.3%
Apogee Enterprises	114,100		1,596,259
BE Aerospace	57,420	a	830,867
CommScope	36,300	a	614,196
Federal Signal	93,300		1,458,279
MasTec	134,600	a	1,138,716
Navistar International	43,400	a	1,324,134
Quanta Services	103,400	a	933,702
Shaw Group	92,700	a	1,867,905
Terex	10,300	a	407,056
			10,171,114

Consumer Durables-3.2%
Fleetwood Enterprises	207,000	a,b	1,980,990
WCI Communities	85,500	a,b	2,556,450
Winnebago Industries	20,100	b	657,069
			5,194,509

Consumer Non-Durables-2.9%
Fred's	33,000		489,390
Intertape Polymer Group	117,300	a	1,102,620
NBTY	67,000	a	1,490,080
ProQuest	49,600	a	1,592,160
			4,674,250

Consumer Services-12.8%
Big Lots	141,900	a	1,796,454
Bombay	39,100	a	208,403
CSK Auto	17,300	a	292,889
Cache	97,000	a	1,268,760
Christopher & Banks	23,000		420,900
Corinthian Colleges	139,500	a,b	2,156,670
Cost Plus	102,100	a	2,374,846
Cumulus Media, Cl. A	147,800	a	1,846,022
Emmis Communications, Cl. A	137,100	a	2,434,896
J. Jill Group	133,700	a	1,704,675
Kirkland's	82,200	a	730,758
Linens 'n Things	41,200	a	1,004,044
Marvel Enterprises	34,200	a	727,434
Performance Food Group	65,500	a	1,772,430
Ruby Tuesday	46,800		1,183,572
Tetra Tech	80,700	a	972,435
			20,895,188

Electronic Components & Instruments-.7%
Bookham	213,640	a,b	598,192
Creative Technology	75,600	b	589,680
			1,187,872

Energy-9.0%
Chesapeake Energy	107,600		2,202,572
Global Industries	214,800	a	1,836,540
Grant Prideco	32,800	a,b	787,856
Input/Output	209,200	a,b	1,240,556
Key Energy Services	344,000	a	3,801,200
Lone Star Technologies	63,400	a	2,627,930
Maverick Tube	69,100	a	2,087,511
			14,584,165

Financial Services-12.4%
Ameritrade Holding	85,800	a	1,274,988
Delphi Financial Group, Cl. A	13,150		557,560
Doral Financial	28,500		330,315
E*TRADE Financial	335,300	a	4,140,955
Erie Indemnity, Cl. A	15,200		787,360
Infinity Property & Casualty	21,070		674,240
Knight Capital Group, Cl. A	236,100	a	1,782,555
LaBranche & Co.	181,400	a	1,003,142
Metris Companies	129,300	a	1,678,314
Montpelier Re Holdings	27,350		939,473
PXRE Group	15,800		378,094
PartnerRe	19,600		1,294,972
Phoenix Companies	163,400	b	1,879,100
Safety Insurance Group	31,800		1,002,336
Santander BanCorp	33,150		729,300
Scottish Re Group	49,800		1,164,324
Webster Financial	12,600		590,940
			20,207,968

Health Care-6.2%
Enzon Pharmaceuticals	165,600	a	1,005,192
NDCHealth	117,300		1,965,948
Odyssey Healthcare	62,700	a	831,402
Par Pharmaceutical Cos.	49,700	a	1,590,400
Quidel	468,400	a	2,051,592
Regeneration Technologies	192,300	a	1,294,179
Savient Pharmaceuticals	321,600	a	1,080,576
Zoll Medical	14,500	a	344,230
			10,163,519

Insurance-1.3%
Bristol West Holdings	56,700		980,910
U.S.I. Holdings	96,500	a	1,130,015
			2,110,925

Leisure & Tourism-.5%
West Marine	45,600	a	756,504

Merchandising-.4%
Cash America International	39,200		674,240

Misc. Materials & Commodities-.4%
Alpha Natural Resources	26,900	a	642,910

Miscellaneous-1.8%
York International	70,000		2,884,000

Semiconductor Equipment-5.3%
Axcelis Technologies	335,600	a	2,231,740
Brooks Automation	146,100	a	2,203,188
LTX	408,400	a,b	1,956,236
Mattson Technology	143,900	a	1,125,298
Veeco Instruments	76,700	a	1,155,869
			8,672,331

Technology-19.9%
Amkor Technology	32,700	a,b	116,085
Ariba	38,100	a	233,553
Art Technology Group	335,800	a	362,664
Artesyn Technologies	42,500	a	349,775
Atmel	560,100	a	1,680,300
BearingPoint	217,600	a,b	1,425,280
Borland Software	127,500	a	816,000
Cray	513,600	a,b	749,856
Cypress Semiconductor	245,500	a	3,174,315
Enterasys Networks	736,400	a	684,852
Entravision Communications, Cl. A	72,900	a	541,647
Fairchild Semiconductor International	182,100	a	2,604,030
Foundry Networks	182,700	a	1,688,148
Gateway	151,700	a	524,882
Insight Enterprises	16,000	a	313,280
Integrated Device Technology	123,500	a	1,510,405
iPass	175,500	a	1,082,835
MRO Software	18,500	a	277,500
Manugistics Group	305,700	a	550,260
Maxtor	554,500	a	3,044,205
McDATA, Cl. A	299,100	a,b	1,139,571
Mobility Electronics	59,400	a	522,720
Nuance Communications	185,500	a	873,705
PalmOne	31,000	a,b	881,020
Photon Dynamics	62,100	a	1,199,151
SafeNet	73,900	a	2,321,938
webMethods	250,800	a	1,261,524
Zoran	203,500	a	2,511,190
			32,440,691

Textiles & Apparel-.3%
Interface, Cl. A	71,800	a	549,270

Transportation-2.5%
Continental Airlines, Cl. B	72,100	a,b	999,306
EGL	94,200	a	1,792,626
Swift Transportation	51,900	a,b	1,274,145
			4,066,077

Utilities-3.4%
Calpine	440,900	a,b	1,313,882
Dobson Communications, Cl. A	930,000	a,b	1,980,900
UbiquiTel	311,900	a,b	2,158,348
			5,453,130

Wholesale & International Trade-0.2%
NuCo2	12,900	a	305,472

Total Common Stocks
(cost $151,596,601)			162,761,229

Investment of Cash Collateral
for Securities Loaned-16.3%
Registered Investment Company;
Dreyfus Institutional Cash Advantage Fund
(cost $26,554,290)	26,554,290	c	26,554,290

Total Investments (cost $178,150,891)	116.3%		189,315,519

Liabilities, Less Cash and Receivables	(16.3%)		(26,574,711)

Net Assets	100.0%		162,740,808

[a] Non-income producing.
[b] All or a portion of these securities are on loan. At May 31, 2005, the total market value of the fund's securities on loan is $24,271,769 and the total market value of the collateral held by the fund is $26,554,290.
[c] Investment in affiliated money market mutual fund.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

See notes to financial statements.

DREYFUS PREMIER SMALL COMPANY GROWTH FUND
STATEMENT OF INVESTMENTS
May 31, 2005 (Unaudited)

Common Stocks-97.3%	Shares	Value ($)

Banking-4.7%
Amegy Bancorp	1,210	21,550
Cathay General Bancorp	940	31,960
Center Financial	1,074	22,951
Cullen/Frost Bankers	490	21,859
First Midwest Bancorp	1,070	37,118
Mercantile Bank	757	30,923
MetroCorp Bancshares	730	15,184
Preferred Bank	40	1,548
Vineyard National Bancorp	500 [a]	15,800
		198,893

Basic Industries-2.6%
CONSOL Energy	960 [a]	45,936
Jarden	760 [a,b]	38,669
Olin	1,330	24,964
		109,569

Broadcasting and Publishing-2.7%
Lions Gate Entertainment	7,030 [b]	73,182
Playboy Enterprises, Cl. B	3,170 [a,b]	40,164
		113,346

Building and Construction-.8%
Interline Brands	1,780 [b]	35,760

Capital Goods-2.0%
Kennametal	710	31,240
Navigant Consulting	1,170 [b]	26,840
Wabtec	1,390	28,773
		86,853

Consumer Durables-.5%
Speedway Motorsports	560 [a]	19,208

Consumer Non-Durables-3.2%
Fred's	2,200	32,626
Multi-Color	2,170	57,071
Playtex Products	4,190 [b]	45,168
		134,865

Consumer Services-12.9%
Applebee's International	1,650	44,996
California Pizza Kitchen	1,420 [b]	34,080
Educate	2,760 [b]	34,721
Emmis Communications, Cl. A	2,680 [b]	47,597
First Consulting Group	4,220 [b]	21,860
Jos. A. Bank Clothiers	1,180 [a,b]	46,516
Laureate Education	990 [b]	46,233
Marvel Enterprises	2,180 [b]	46,369

Nu Skin Enterprises, Cl. A	1,440	32,530
Papa John's International	810 [b]	31,590
Performance Food Group	1,900 [b]	51,414
RARE Hospitality International	750 [b]	23,273
Tractor Supply	540 [b]	23,987
Waste Connections	1,715 [b]	63,592
		548,758

Electronic Components and Instruments-2.5%
Aladdin Knowledge Systems	1,120 [b]	26,880
Imax	3,510 [a,b]	33,556
Otter Tail	1,770	45,064
		105,500

Energy-4.4%
Black Hills	920	33,690
Double Eagle Petroleum	1,330 [b]	23,155
Dril-Quip	1,210 [b]	33,093
Global Industries	2,980 [b]	25,479
Penn Virginia	890	36,730
Tidewater	1,000	34,600
		186,747

Energy Equipment and Services-1.4%
Oil States International	2,500 [b]	57,900

Financial Services-2.8%
Affiliated Managers Group	230 [b]	15,341
Huron Consulting Group	2,060 [b]	47,318
Online Resources	3,720 [b]	36,233
UTI Worldwide	280	20,650
		119,542

Health Care-17.6%
Animas	1,980 [a,b]	35,462
Array BioPharma	2,500 [b]	15,600
Applera-Celera Genomics Group	1,550 [b]	15,376
Charles River Laboratories International	430 [b]	20,679
Conceptus	1,990 [a,b]	10,607
Cooper Cos.	270	17,833
Covance	1,110 [b]	48,463
Coventry Health Care	200 [b]	13,924
Fisher Scientific International	1,110 [a,b]	69,331
Healthcare Services Group	910	17,017
Herbalife	2,100 [b]	38,073
ImmunoGen	2,810 [b]	16,748
LifePoint Hospitals	680 [b]	30,586
Matria Healthcare	2,490 [b]	70,940
Maxygen	1,410 [b]	11,040
Medicines Co.	780 [b]	17,113
Myriad Genetics	700 [b]	11,522
Natus Medical	1,640 [b]	16,564
PSS World Medical	4,240 [b]	49,778
PerkinElmer	2,200	42,086
Protein Design Labs	1,400 [a,b]	26,740
Respironics	1,080 [b]	72,187
Sybron Dental Specialties	690 [b]	25,578

Triad Hospitals	540 [b]	27,389
Vnus Medical Technologies	900 [b]	11,565
ZymoGenetics	900 [b]	15,669
		747,870

Insurance-.4%
Triad Guaranty	300 [b]	16,260

Leisure-.5%
Rubio's Restaurants	2,100 [b]	19,215

Machinery and Engineering-1.8%
Bucyrus International, Cl. A	860	30,685
FMC Technologies	1,410 [b]	44,485
		75,170

Materials and Commodities-.4%
Blue Nile	630 [a,b]	18,831

Merchandising-4.1%
Dick's Sporting Goods	900 [b]	32,553
J & J Snack Foods	470	23,199
MSC Industrial Direct, Cl. A	2,290	71,288
Sportsman's Guide	2,790 [b]	47,427
		174,467

Miscellaneous-8.2%
AGL Resources	1,000	35,240
Align Technology	3,080 [a,b]	22,392
Cymer	1,130 [b]	32,103
First Community Bancorp	470	20,765
iShares Russell 2000 Growth Index Fund	900 [a]	56,610
LECG	2,690 [a,b]	51,863
Peet's Coffee & Tea	1,470 [b]	41,733
Stericycle	610 [b]	30,268
VCA Antech	2,400 [b]	59,424
		350,398

Real Estate Investment Trust-.8%
Crescent Real Estate Equities	1,800	33,102

Retailing-.8%
Hot Topic	1,670 [b]	35,855

Technology-20.1%
Akamai Technologies	3,010 [b]	42,260
Anteon International	900 [b]	39,771
Brigham Exploration	5,110 [b]	43,231
Cypress Semiconductor	3,500 [b]	45,255
Exar	2,470 [b]	35,568
Extreme Networks	5,860 [b]	26,780
Foundry Networks	3,150 [b]	29,106
IRIS International	920 [b]	17,581
Incyte	2,300 [b]	17,549
Infocrossing	1,990 [a,b]	21,810
Informatica	3,000 [b]	25,740
InfoSpace	1,160 [b]	39,347

Ingram Micro, Cl. A	2,460 [b]	38,893
Internet Security Systems	1,950 [b]	43,290
JAMDAT Mobile	800 [a,b]	22,568
Jack Henry & Associates	1,110	19,636
Lam Research	820 [b]	25,158
ManTech International, Cl. A	1,140 [b]	32,752
McAfee	1,280 [b]	36,710
Mentor Graphics	2,240 [b]	23,027
PortalPlayer	930 [a,b]	18,907
Progress Software	2,100 [b]	61,257
SS&C Technologies	1,400	41,860
Secure Computing	2,260 [b]	25,357
Varian Semiconductor Equipment Associates	920 [b]	37,334
VeriSign	1,400 [b]	45,290
		856,037

Transportation-2.1%
Forward Air	1,545	41,483
Landstar System	600 [b]	20,244
Pacer International	1,220 [b]	27,828
		89,555

Total Common Stocks
(cost $3,544,347)		4,133,701

	Principal
Short-Term Investments-2.3%	Amount ($)	Value ($)
U.S. Treasury Bills;
2.7%, 6/23/2005
(cost $99,835)	100,000	99,836

Investment of Cash Collateral
for Securities Loaned-12.2%	Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Cash Advantage Plus Fund
(cost $517,200)	517,200 [c]	517,200

Total Investments (cost $4,161,382)	111.8%	4,750,737

Liabilities, Less Cash and Receivables	(11.8%)	(502,364)

Net Assets	100.0%	4,248,373

[a] All or a portion of these securities are on loan. At May 31, 2005, the total market value of the fund's securities on loan is $494,743 and the total market value of the collateral held by the fund is $517,200.
[b] Non-income producing.
[c] Investment in affiliated money market mutual fund.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

See notes to financial statements.

DREYFUS EMERGING LEADERS FUND
STATEMENT OF INVESTMENTS (Unaudited)
May 31, 2005

Common Stocks-99.6%	Shares		Value ($)

Autos & Transports-4.3%
Cooper Tire & Rubber	450,000		8,568,000
SkyWest	620,000		11,308,800
Trinity Industries	500,000	a	14,530,000
			34,406,800

Consumer-19.2%
Church & Dwight	355,000		12,836,800
Educate	349,800	b	4,400,484
Entercom Communications	375,000	a,b	12,450,000
Fossil	400,000	b	8,540,000
Genesco	400,000	b	13,700,000
Harte-Hanks	532,000		15,582,280
Intrawest	595,000		13,268,500
Orient-Express Hotels, Cl. A	371,400		10,785,456
PETCO Animal Supplies	451,000	b	13,570,590
Pacific Sunwear of California	650,000	b	13,650,000
Pinnacle Entertainment	600,000	b	10,458,000
United Natural Foods	425,000	b	13,787,000
Valassis Communications	340,000	a,b	11,794,600
			154,823,710

Energy-7.1%
Cabot Oil & Gas	396,500		12,430,275
Houston Exploration	150,000	b	7,645,500
Superior Energy Services	765,000	b	11,972,250
Todco, Cl. A	590,000	b	13,446,100
Unit Corp.	290,000	b	11,315,800
			56,809,925

Financial Services-19.3%
Affiliated Managers Group	260,000	a,b	17,342,000
Amegy Bancorporation	675,000		12,021,750
First Midwest Bancorp	475,000		16,477,750
Flagstar Bancorp	525,000	a	10,374,000
Global Payments	200,000		13,860,000
Greater Bay Bancorp	625,000	a	15,706,250
Harbor Florida Bancshares	355,000		12,627,350
Montpelier Re Holdings	336,000		11,541,600
Reinsurance Group of America	257,000		11,757,750
Signature Bank	425,500	b	10,433,260
Webster Financial	265,000		12,428,500
Westamerica Bancorporation	200,000		10,530,000
			155,100,210

Health Care-13.2%

Andrx	582,000	b	11,628,360
Apria Healthcare Group	475,000	b	14,962,500
Chemed	300,000	a	12,684,000
Genesis HealthCare	400,000	a,b	17,396,000
iShares Nasdaq Biotechnology Index Fund	140,000	a	9,338,000
Impax Laboratories	575,000	a,b	9,430,000
LifePoint Hospitals	325,000	b	14,618,500
NDCHealth	255,000		4,273,800
Varian	322,000	b	11,978,400
			106,309,560

Materials & Processing-8.7%
Agnico-Eagle Mines	890,000		10,546,500
Agrium	600,000		11,334,000
Cambrex	575,000		10,407,500
Crown Holdings	574,000	b	8,546,860
Hexcel	750,000	b	12,255,000
Olin	450,000		8,446,500
Wausau Paper	655,000		8,187,500
			69,723,860

Producer Durables-9.0%
Albany International, Cl. A	380,000		11,882,600
DRS Technologies	235,000		11,063,800
IDEX	310,000		11,907,100
JLG Industries	550,000		14,019,500
Universal Compression Holdings	333,000	b	11,388,600
WESCO International	425,000	b	12,410,000
			72,671,600

Technology-12.9%
Anteon International	320,000	b	14,140,800
Business Objects, ADR	350,000	a,b	10,031,000
Cypress Semiconductor	700,000	a,b	9,051,000
Extreme Networks	1,650,000	b	7,540,500
F5 Networks	215,000	b	11,010,150
Genesis Microchip	650,000	b	10,757,500
Hyperion Solutions	236,000	b	10,414,680
InfoSpace	225,000	a,b	7,632,000
Integrated Circuit Systems	295,000	b	6,251,050
MICROS Systems	125,000	b	5,622,500
Websense	210,000	b	11,279,100
			103,730,280

Utilities-5.9%
ALLETE	275,000		13,200,000
Arch Coal	275,000	a	13,323,750
Duquesne Light Holdings	600,000	a	11,418,000
Puget Energy	430,000		9,782,500
			47,724,250

Total Common Stock

(cost $635,258,160)			801,300,195

Other Investments-1.4%
Registered Investment Company;
Dreyfus Institutional Preferred Plus Money Market Fund
(cost $11,365,000)	11,365,000	c	11,365,000

Investment of Cash Collateral
for Securities Loaned-6.9%
Registered Investment Company;
Dreyfus Institutional Cash Advantage Fund
(cost $56,020,906)	56,020,906	c	56,020,906

Total Investments (cost $702,644,066)	107.9%		868,686,101

Liabilities, Less Cash and Receivables	(7.9%)		(63,810,901)

Net Assets	100.0%		804,875,200

ADR-American Depository Receipts.
[a] All or a portion of these securities are on loan.	At May 31, 2005, the total market value
of the fund's securities on loan is $54,160,177 and the total market value of the collateral held by the fund is $56,020,906.
[b] Non-income producing.
[c] Investments in affiliated money market mutual funds.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

See notes to financial statements.

Dreyfus Premier Structured Large Cap Value Fund
Statement Of Investments (Unaudited)
May 31, 2005

Common Stocks--100.6%	Shares		Value($)

Banking--15.6%
Bank of America	2,900		134,328
KeyCorp	1,600		52,416
SunTrust Banks	900		66,249
Wachovia	1,500		76,125
Washington Mutual	400		16,520
Wells Fargo	700		42,287
			387,925

Commercial Services--.9%
Ingram Micro, Cl. A	1,400	a	22,134

Communications--3.3%
BellSouth	500		13,380
SBC Communications	2,900		67,802
			81,182

Consumer Durables--4.5%
Activision	2,400	a	37,824
D.R. Horton	1,366		47,222
KB HOME	400	b	27,016
			112,062

Consumer Non-Durables--4.3%
Altria Group	500		33,570
Anheuser-Busch Cos.	400		18,740
General Mills	200		9,900
Kimberly-Clark	700		45,031
			107,241

Consumer Services--6.3%
Cendant	2,700		57,267
Gannett	100		7,446
McDonald's	1,100		34,034
Walt Disney	2,100		57,624
			156,371

Electronic Technology--6.8%
Apple Computer	400	a	15,884
General Dynamics	500		53,990
Lockheed Martin	500		32,445
Northrop Grumman	1,200		66,864
			169,183

Energy Minerals--15.2%
Anadarko Petroleum	200		15,140
Chevron	1,800		96,804
ConocoPhillips	600		64,704
Exxon Mobil	3,600		202,320
			378,968

Finance--16.7%

American International Group	300	16,665
Bear Stearns Cos.	400	39,616
CIT Group	300	12,726
Cincinnati Financial	540	21,314
Citigroup	900	42,399
Countrywide Financial	1,600	59,472
First American	700	27,090
Goldman Sachs Group	300	29,250
Lehman Brothers Holdings	300	27,660
Loews	500	37,650
MetLife	1,100	49,060
Prudential Financial	400	25,324
Rayonier	100	5,249
StanCorp Financial Group	300	22,455
		415,930

Health Technology--1.2%
Becton, Dickinson	200	11,490
Invitrogen	100 a	7,933
Merck	300	9,732
		29,155

Industrial Services--.9%
Waste Management	800	23,592

Non-Energy Minerals--3.8%
Louisiana-Pacific	700	17,626
Nucor	800	42,368
Phelps Dodge	400	34,960
		94,954

Process Industries--3.9%
Air Products and Chemicals	400	24,092
Archer-Daniels-Midland	1,200	23,820
Dow Chemical	400	18,116
Sigma-Aldrich	500	29,955
		95,983

Producer Manufacturing--4.0%
Autoliv	500	23,205
General Electric	2,100	76,608
		99,813

Real Estate Investment Trusts--1.5%
CBL & Associates Properties	200	16,294
Friedman, Billings, Ramsey Group, Cl. A	1,700	22,185
		38,479

Retail Trade--2.8%
American Eagle Outfitters	1,700	48,110
Costco Wholesale	500	22,710
		70,820

Technology Services--1.5%
CIGNA	200	19,450
Humana	500 a	18,180
		37,630

Transportation--2.6%
Burlington Northern Santa Fe	900	44,478
CSX	200	8,316
Norfolk Southern	400	12,768
		65,562

Utilities--4.8%
Edison International	1,000	36,750
FirstEnergy	400	17,720
KeySpan	300	11,922
Northeast Utilities	400	7,924
ONEOK	700	21,595
Southern	700	23,765
		119,676

Total Common Stocks
(cost $2,248,398)		2,506,660

Investment of Cash Collateral for Securities Loaned--1.1%

Registered Investment Company;
Dreyfus Institutional Cash Advantage Plus Fund
(cost $27,200)	27,200 c	27,200

Total Investments (cost $2,275,598)	101.7%	2,533,860

Liabilities, Less Cash and Receivables	(1.7%)	(42,751)

Net Assets	101.7%	2,491,109

[a] Non-income producing.
[b] This security is on loan. At May 31, 2005, the total market value of the fund's security on loan is $27,016 and the total market value of the collateral held by the fund is $27,200.
c Investment in affiliated money market mutual fund.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

See notes to financial statements.

Dreyfus Premier Structured Midcap Fund
Statement of Investments (Unaudited)
May 31, 2005

Common Stocks--96.7%	Shares	Value ($)

Commercial Services--9.4%
Arrow Electronics	8,100 a	226,395
Catalina Marketing	11,800	283,200
Copart	5,700 a	141,303
Corporate Executive Board	1,900	132,582
Deluxe	5,200	210,132
Dun & Bradstreet	2,300 a	141,312
Ingram Micro, Cl. A	12,800 a	202,368
Korn/Ferry International	8,100 a	128,466
MSC Industrial Direct, Cl. A	3,800	118,294
Manpower	9,100	362,453
Sabre Holdings, Cl. A	6,000	120,420
Tech Data	6,400 a	229,760
		2,296,685

Consumer Durables--8.4%
Activision	13,066 a	205,920
D.R. Horton	7,300	252,361
Furniture Brands International	9,600	193,056
KB HOME	2,300	155,342
Lennar, Cl. A	6,300	365,463
Mattel	8,900	161,802
Polaris Industries	2,900	152,163
Ryland Group	4,300	294,550
Standard Pacific	1,500	120,180
Stanley Works	3,100	138,291
		2,039,128

Consumer Non-Durables--3.3%
Blyth	5,000	141,700
Hormel Foods	7,800	231,036
PepsiAmericas	8,000	193,760
Pilgrim's Pride	6,500	229,125
		795,621

Consumer Services--5.1%
Darden Restaurants	5,200	168,896
Education Management	8,200 a	266,090
Entercom Communications	7,100 a	235,720
Marriott International, Cl. A	2,500	168,850
Meredith	2,600	128,960
Sotheby's Holdings, Cl. A	19,500 a	273,585
		1,242,101

Electronic Technology--6.6%
Amphenol, Cl. A	6,200	262,818

CommScope	12,700 a	214,884
Harris	2,400	68,976
KLA-Tencor	5,400	245,214
L-3 Communications Holdings	3,100	219,418
Lam Research	11,300 a	346,684
Microchip Technology	2,200	65,208
Thermo Electron	7,300 a	192,136
		1,615,338

Energy Minerals--3.1%
Amerada Hess	600	55,710
Chesapeake Energy	8,700	178,089
Murphy Oil	1,600	156,400
Premcor	3,100	210,397
Valero Energy	2,200	150,964
		751,560

Finance--16.1%
American Financial Group	9,200	298,264
AmeriCredit	3,400 a	84,558
Associated Banc-Corp	8,200	274,044
Bear Stearns Cos.	900	89,136
Comerica	3,600	201,168
Commerce Bancorp	3,500	97,125
Crescent Real Estate Equities	13,500	248,265
Fidelity National Financial	3,000	107,970
First American	4,500	174,150
Friedman, Billings, Ramsey Group, Cl. A	16,500	215,325
GATX	5,500	183,535
IndyMac Bancorp	6,000	246,900
Investors Financial Services	2,900	120,321
Jefferies Group	6,400	226,624
Jefferson-Pilot	4,300	216,720
Ohio Casualty	11,600	277,240
Rayonier	4,900	257,201
StanCorp Financial Group	2,200	164,670
Unitrin	2,600	129,454
W. R. Berkley	8,475	300,524
		3,913,194

Health Technology--5.5%
Applera-Applied Biosystems Group	7,300	156,293
Cephalon	2,000 a	84,840
Edwards Lifesciences	4,400 a	201,124
Invitrogen	3,400 a	269,722
Medicis Pharmaceutical, Cl. A	6,500	183,170
Millipore	4,300 a	221,407
STERIS	9,600	232,320
		1,348,876

Industrial Services--3.5%
BJ Services	3,200	161,120

Grant Prideco	10,200 a	245,004
Patterson-UTI Energy	4,100	108,609
Weatherford International	6,700 a	352,219
		866,952

Non-Energy Minerals--3.7%
Freeport-McMoRan Copper & Gold, Cl. B	3,200	112,960
Martin Marietta Materials	2,600	158,730
Nucor	4,100	217,136
Phelps Dodge	2,400	209,760
Worthington Industries	11,900	199,444
		898,030

Process Industries--2.0%
FMC	4,200 a	232,890
Rohm & Haas	2,000	93,300
Sensient Technologies	8,500	172,975
		499,165

Producer Manufacturing--3.9%
Autoliv	3,800	176,358
Cummins	1,600	108,720
Energizer Holdings	4,900 a	308,112
Thomas & Betts	6,900 a	213,072
Timken	5,800	136,300
		942,562

Retail Trade--7.2%
Abercrombie & Fitch, Cl. A	4,800	275,184
American Eagle Outfitters	14,400	407,520
AutoNation	10,100 a	202,000
BJ's Wholesale Club	3,300 a	99,495
Claire's Stores	9,300	219,294
Michaels Stores	8,200	345,302
Pacific Sunwear of California	9,400 a	197,400
		1,746,195

Technology Services--8.2%
CIGNA	2,400	233,400
Community Health Systems	5,700 a	207,309
Coventry Health Care	3,400 a	236,708
Fiserv	4,000 a	172,000
LifePoint Hospitals	3,900 a	175,422
Lincare Holdings	9,300 a	408,828
McAfee	14,500 a	415,860
Universal Health Services, Cl. B	2,500	146,075
		1,995,602

Transportation--3.6%
CSX	2,800	116,424
J.B. Hunt Transport Services	18,600	373,488
Swift Transportation	12,500 a	306,875

Yellow Roadway	1,600 a	84,448
		881,235

Utilities--7.1%
DPL	9,700	245,507
Energy East	6,200	173,600
Equitable Resources	7,200	457,632
KeySpan	5,700	226,518
National Fuel Gas	3,700	103,600
Northeast Utilities	9,400	186,214
ONEOK	6,100	188,185
Pepco Holdings	4,200	94,668
WPS Resources	1,100	60,643
		1,736,567

Total Common Stocks
(cost $22,013,501)		23,568,811

	Principal
Short-Term Investments--1.5%	Amount ($)	Value ($)

U.S.Treasury Bills:
2.7%, 6/23/2005	24,000	23,961
2.49%, 6/30/2005	335,000	334,276

Total Short-Term Investments
(cost $358,287)		358,237

Total Investments (cost $22,371,788)	98.2%	23,927,048

Cash and Receivables (Net)	1.8%	452,093

Net Assets	100.0%	24,379,141

a Non-income producing.

Securities valuation policies and other investment related disclosures are hereby incorporated by refere to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

See notes to financial statements.

Dreyfus Premier Strategic Value Fund
Statement of Investments (Unaudited)
May 31, 2005

Common Stocks--100.9%	Shares	Value ($)

Banking--4.8%
PHH	1,650 a	39,583
PNC Financial Services Group	42,400	2,317,160
SunTrust Banks	35,500	2,613,155
Wachovia	50,200	2,547,650
Washington Mutual	29,600	1,222,480
Wells Fargo	20,700	1,250,487
		9,990,515

Basic Industries--2.6%
Air Products and Chemicals	17,400	1,048,002
Bowater	34,400	1,080,160
Lubrizol	27,000	1,062,990
Owens-Illinois	39,000 a	1,002,690
Walter Industries	30,400	1,288,960
		5,482,802

Beverages & Tobacco--2.0%
Altria Group	62,600	4,202,964

Capital Goods--12.3%
Agilent Technologies	44,900 a	1,078,049
Avery Dennison	17,200	902,140
Eaton	13,500	807,975
Emerson Electric	49,000	3,257,030
Fluor	17,400	999,630
NCR	218,200 a	7,992,666
Navistar International	65,900 a	2,010,609
Shaw Group	89,400 a	1,801,410
Tyco International	44,500	1,287,385
United Technologies	50,900	5,431,030
		25,567,924

Consumer Non-Durables--7.1%
Campbell Soup	37,500	1,163,625
Colgate-Palmolive	80,500	4,022,585
Dean Foods	37,500 a	1,461,375
Del Monte Foods	214,400 a	2,238,336
Kraft Foods, Cl. A	32,500	1,054,300
Newell Rubbermaid	46,400	1,057,456
NIKE, Cl. B	24,700	2,030,340
Polo Ralph Lauren	41,500	1,608,125
		14,636,142

Consumer Services--12.0%
Abercrombie & Fitch, Cl. A	18,700	1,072,071
Advance Auto Parts	17,600 a	1,043,152
ARAMARK, Cl. B	39,900	1,041,789
Brinker International	28,500 a	1,072,170
Cendant	33,900	719,019
Clear Channel Communications	175,800	5,138,634

DST Systems	18,000	a	870,480
Entercom Communications	30,600	a	1,015,920
Liberty Global, Cl. A	25,048	a	1,049,762
Liberty Media, Cl. A	193,400	a	2,009,426
McDonald's	77,700		2,404,038
Omnicom Group	35,400		2,898,906
Safeway	80,400		1,769,604
Talbots	50,800		1,506,220
Viacom, Cl. B	39,400		1,351,026
			24,962,217

Energy--11.6%
BP, ADR	33,000		1,986,600
Chevron	128,078		6,888,035
ConocoPhillips	32,800		3,537,152
Cooper Cameron	27,000	a	1,595,970
Exxon Mobil	137,640		7,735,368
Kerr-McGee	16,789		1,240,035
Marathon Oil	22,600		1,095,874
			24,079,034

Financial Services--16.2%
Alliance Capital Management Holding	44,900	a	2,038,460
American Express	18,900		1,017,765
AmeriCredit	45,200	a	1,124,124
Citigroup	188,114		8,862,051
Countrywide Financial	21,400		795,438
Fannie Mae	40,500		2,399,220
Freddie Mac	48,300		3,141,432
Goldman Sachs Group	13,200		1,287,000
J.P. Morgan Chase	174,476		6,237,517
Janus Capital Group	75,300		1,156,608
MBNA	81,000		1,708,290
Merrill Lynch	69,800		3,787,348
			33,555,253

Health Care--5.6%
Boston Scientific	79,000	a	2,140,110
IVAX	147,875	a	2,905,744
Medco Health Solutions	29,800	a	1,490,000
PerkinElmer	112,500		2,152,125
Universal Health Services, Cl. B	17,400		1,016,682
Wyeth	45,600		1,977,672
			11,682,333

Insurance--10.7%
American International Group	48,229		2,679,121
Chubb	53,100		4,472,613
Endurance Specialty Holdings	54,550		1,988,347
Fidelity National Financial	29,000		1,043,710
Genworth Financial, Cl. A	166,300		4,821,037
Lincoln National	23,200		1,056,296
PMI Group	84,700		3,201,660
Radian Group	32,500		1,491,100
Reinsurance Group of America	31,300		1,431,975
			22,185,859

Merchandising--1.2%

Dollar General	52,900	1,037,369
Foot Locker	57,800	1,526,498
		2,563,867

Real Estate--.2%
Spirit Finance	37,000	407,000

Technology--6.0%
Agere Systems	96,960 a	1,318,656
Automatic Data Processing	35,300	1,546,140
Ceridian	51,300 a	978,291
Fairchild Semiconductor	75,500 a	1,079,650
Fiserv	47,100 a	2,025,300
International Business Machines	23,100	1,745,205
Microsoft	89,900	2,319,420
Scientific-Atlanta	14,000	466,200
Solectron	247,700 a	904,105
		12,382,967

Transportation--1.2%
CSX	23,100	960,498
Union Pacific	21,200	1,419,552
		2,380,050

Utilities--7.4%
ALLTEL	46,700	2,716,539
Constellation Energy Group	19,800	1,058,310
Entergy	14,200	1,019,986
Exelon	62,800	2,942,180
NRG Energy	48,400 a	1,730,300
PG&E	74,700	2,672,019
SBC Communications	138,800	3,245,144
		15,384,478

Total Investments (cost $189,392,753)	100.9%	209,463,405

Liabilities, Less Cash and Receivables	(.9%)	(1,778,681)

Net Assets	100.0%	207,684,724

ADR-American Depository Receipts.
[a] Non-income producing.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on
Form N-CSR.

See notes to financial statements.

Dreyfus Premier Midcap Value Fund
Statement of Investments
May 31, 2005 (Unaudited)

Common Stocks--99.4%	Shares	Value($)

Banking--4.8%
Advance America Cash Advance Centers	30,530	372,771
Colonial BancGroup	18,200	405,678
		778,449
Basic Industries--10.4%
Abitibi-Consolidated	44,500	200,250
Allegheny Technologies	9,400	199,844
Bowater	6,000	188,400
Centex	2,100	137,508
Massey Energy	2,500	101,075
Owens-Illinois	6,200 a	159,402
Smurfit-Stone Container	12,350 a	134,245
Timken	12,300	289,050
Walter Industries	7,000 b	296,800
		1,706,574
Capital Goods--3.4%
General Dynamics	800	86,384
Navistar International	15,400 a	469,854
		556,238
Chemicals--.2%
Huntsman	1,960 a,b	37,730
Consumer Non-Durables--4.6%
Colgate-Palmolive	300	14,991
Del Monte Foods	40,000 a	417,600
Jones Apparel Group	3,500	111,685
Polo Ralph Lauren	1,900	73,625
Reader's Digest Association	1,600	27,104
Reynolds American	1,400	116,074
		761,079
Consumer Services--17.3%
ARAMARK, Cl. B	12,700 b	331,597
Applebee's International	2,900	79,083
Brinker International	6,400 a	240,768
Career Education	10,600 a,b	367,502
Citadel Broadcasting	5,000 a	59,350
Clear Channel Communications	3,300	96,459
Corinthian Colleges	12,500 a	193,250
IAC/InterActiveCorp	4,800 a	117,600
Kroger	16,500 a	276,705
Omnicom Group	4,400	360,316
RadioShack	5,900	148,444
Safeway	20,100	442,401
Univision Communications, Cl. A	4,700 a	125,067
		2,838,542
Energy--6.1%

GlobalSantaFe	1,996	73,133
Kerr-McGee	664	49,043
Key Energy Services	24,900 a	275,145
Marathon Oil	6,700	324,883
Nabors Industries	1,310 a	72,194
Noble Energy	2,100	156,177
Patterson-UTI Energy	1,600	42,384
		992,959
Financial Services--17.4%
Archstone-Smith Trust	4,300	158,326
CIT Group	13,200	559,944
Comerica	1,800	100,584
Cousins Properties	7,400	209,716
Doral Financial	8,000	92,720
E*TRADE Financial	24,600 a	303,810
Equity Office Properties Trust	4,800	155,952
Hudson City Bancorp	2,400	82,680
Janus Capital Group	22,470 b	345,139
MBIA	5,800	324,394
PMI Group	700	26,460
PNC Financial Services Group	1,400	76,510
PartnerRe	3,700	244,459
SEI Investments	4,900	170,324
		2,851,018
Forest Products & Paper--.9%
Domtar	19,100 b	144,205
Health Care--11.1%
Barr Pharmaceuticals	2,900 a	147,378
Baxter International	1,300	47,970
Biogen Idec	2,400 a	93,840
Biovail	17,800 a	281,596
Boston Scientific	2,700 a	73,143
Cephalon	7,500 a,b	318,150
IVAX	17,112 a	336,251
Omnicare	7,700	295,064
Universal Health Services, Cl. B	700	40,901
WebMD	20,300 a	191,429
		1,825,722
Miscellaneous--.5%
Diebold	1,700	85,102
Technology--9.9%
BearingPoint	35,000 a,b	229,250
Ceridian	19,600 a	373,772
Compuware	26,700 a	182,895
Cypress Semiconductor	6,800 a	87,924
Intuit	2,300 a	99,406
JDS Uniphase	80,500 a	123,165
Lam Research	1,900 a,b	58,292
Micron Technology	13,600 a,b	149,328
Sanmina-SCI	19,600 a	100,548
Scientific-Atlanta	2,800	93,240
Unisys	11,800 a	85,432

United Microelectronics, ADR	12,986 a	48,568
		1,631,820
Telecommunications--.5%
Sprint (FON Group)	3,700	87,653
Transportation--2.2%
Norfolk Southern	2,500	79,800
Southwest Airlines	8,100	117,855
Union Pacific	2,500	167,400
		365,055
Utilities--10.1%
CMS Energy	20,300 a	268,569
Calpine	84,990 a,b	253,270
Constellation Energy Group	3,400	181,730
Dominion Resources	4,900	344,519
Entergy	5,200	373,516
Exelon	3,100	145,235
Nextel Communications, Cl. A	3,300 a	99,594
		1,666,433
Total Common Stocks
(cost $16,022,210)		16,328,579

	Principal
Short-Term Investments--1.1%	Amount($)	Value($)
U.S. Treasury Bills;
2.7%, 6/23/2005
(cost $189,687)	190,000	189,688

Investment of Cash Collateral for Securities Loaned--13.9%	Shares	Value($)
Registered Investment Company;
Dreyfus Institutional Cash Advantage Plus Fund
(cost $2,278,224)	2,278,224 c	2,278,224

Total Investments (cost $18,490,121)	114.4%	18,796,491

Liabilities, Less Cash and Receivables	(14.4%)	(2,368,577)

Net Assets	100.0%	16,427,914

ADR - American Depository Receipt.
a Non-income producing.
b All or a portion of these securities are on loan. At May 31, 2005, the total market value of the fund's securities on loan is $2,223,147 and the total market value of the collateral held is $2,278,224.
c Investment in affiliated money market mutual funds.
d Securities valuation policies and other investment related disclosures are hereby incorporated by reference the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Dreyfus Premier Select Midcap Growth Fund
Statement of Investments
May 31, 2005 (Unaudited)

Common Stocks--97.8%	Shares		Value($)

Basic Industries--2.0%
American Standard Cos.	1,400		59,920
Consumer Discretionary--23.5%
Apollo Group, Cl. A	500	a	39,250
Bed Bath & Beyond	2,175	a	88,414
Black & Decker	750		65,490
Chico's FAS	3,000	a	102,630
Coach	3,600	a	104,544
Fisher Scientific International	1,100	a	68,706
Michaels Stores	2,400		101,064
Starbucks	1,150	a	62,962
Williams-Sonoma	1,850	a	72,761
			705,821
Consumer Staples--2.4%
Whole Foods Market	600		71,388
Energy--9.7%
BJ Services	1,350		67,972
CONSOL Energy	1,350		64,598
Smith International	950		55,822
XTO Energy	3,333		103,723
			292,115
Financial Services--6.7%
E*TRADE Financial	5,550	a	68,542
Legg Mason	800		65,744
T. Rowe Price Group	1,100		65,626
			199,912
Health Care--13.0%
Coventry Health Care	1,050	a	73,101
DaVita	1,650	a	75,999
Gilead Sciences	1,450	a	59,160
Kinetic Concepts	975	a	62,644
Quest Diagnostics	700		73,500
Zimmer Holdings	600	a	45,948
			390,352
Other--2.0%
Eaton	1,000		59,850
Producer Durables--7.4%
Centex	1,300		85,124
Cummins	800		54,360
Rockwell Collins	1,700		83,963
			223,447

Technology--24.2%
ATI Technologies	3,700 a	55,759
Adobe Systems	2,500	82,650
Amphenol, Cl. A	1,550	65,704
Autodesk	3,125	123,687
Cognizant Technology Solutions	2,500 a	120,000
Cognos	2,100 a	79,296
NAVTEQ	1,500 a	57,225
Rockwell Automation	1,450	74,487
Shanda Interactive Entertainment, ADR	1,850 a	68,173
		726,981
Transportation--4.8%
C.H. Robinson Worldwide	1,525	87,184
Expeditors International of Washington	1,150	58,627
		145,811
Utilities--2.1%
Mobile Telesystems, ADR	1,800	63,180
Total Common Stocks
(cost $2,245,032)		2,938,777

Total Investments (cost $2,245,032)	97.8%	2,938,777

Cash and Receivables (Net)	2.2%	67,433

Net Assets	100.0%	3,006,210

ADR - American Depository Receipts.
a Non-income producing.
b Securities valuation policies and other investment related disclosures are hereby incorporated by reference the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Growth & Value Funds, Inc.

By:	/s/ Stephen E. Canter
Stephen E. Canter
President

Date:	July 15, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Stephen E. Canter
Stephen E. Canter
Chief Executive Officer

Date:	July 15, 2005

By:	/s/ James Windels
James Windels
Chief Financial Officer

Date:	July 15, 2005

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-
2(a) under the Investment Company Act of 1940. (EX-99.CERT)